Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Orbitz
Entity Information [Line Items]
Fair Value Measurements
Fair Value Measurements

The following table shows the fair value of our assets and liabilities that are required to be measured at fair value on a recurring basis as of June 30, 2015 and December 31, 2014, which are classified as Other current assets, Other current liabilities and Other non-current liabilities in our Condensed Consolidated Balance Sheets.

	Fair Value Measurements as of
	June 30, 2015				December 31, 2014
	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	(in thousands)
Assets:
Foreign currency derivative assets	$—	$—	$—	$—	$4,275	$4,275	$—	$—
Liabilities:
Foreign currency derivative liabilities	$3,993	$3,993	$—	$—	$—	$—	$—	$—
Interest rate swap liabilities	$1,608	$—	$1,608	$—	$1,723	$—	$1,723	$—

We value our foreign currency hedges based on the difference between the foreign currency contract rate and widely available foreign currency rates as of the measurement date. Our foreign currency hedges are short-term in nature, generally maturing within 30 days. We value our interest rate swaps using valuations that are calibrated to the initial trade prices. Using a market-based approach, subsequent valuations are based on observable inputs to the valuation model including interest rates, credit spreads and volatilities.

Fair Value of Financial Instruments

For certain of our financial instruments, including cash and cash equivalents, accounts receivable, accounts payable, accrued merchant payable and accrued expenses, the carrying value approximates or equals fair value due to their short-term nature.

The carrying value of the Term Loan was $429.6 million at June 30, 2015, compared with a fair value of $430.1 million. At December 31, 2014, the carrying value of the term loans as part of the Credit Agreement was $447.8 million compared with a fair value of $442.2 million. The fair values were determined based on quoted market prices, which is classified as a Level 2 measurement.

Fair Value Measurements

The following table shows the fair value of our assets and liabilities that are required to be measured at fair value on a recurring basis as of December 31, 2014, which are classified as Other current assets, Other current liabilities and Other non-current liabilities in our Consolidated Balance Sheet.

	Fair Value Measurements as of
	December 31, 2014
	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	(in thousands)
Assets:
Foreign currency derivative assets	$4,275	$4,275	$—	$—
Liabilities:
Foreign currency derivative liabilities	$—	$—	$—	$—
Interest rate swap liabilities	$1,723	$—	$1,723	$—

We value our foreign currency hedges based on the difference between the foreign currency contract rate and widely available foreign currency rates as of the measurement date. Our foreign currency hedges are short-term in nature, generally maturing within 30 days. We value our interest rate swaps using valuations that are calibrated to the initial trade prices. Using a market-based approach, subsequent valuations are based on observable inputs to the valuation model including interest rates, credit spreads and volatilities.

Fair Value of Financial Instruments

For certain of our financial instruments, including cash and cash equivalents, accounts receivable, accounts payable, accrued merchant payable and accrued expenses, the carrying value approximates or equals fair value due to their short-term nature.

The carrying value of the Term Loan was $447.8 million at December 31, 2014, compared with a fair value of $442.2 million. The fair value was determined based on quoted market ask prices, which is classified as a Level 2 measurement.